Segment information	12 Months Ended
Dec. 31, 2022
Segment information
Segment information

Note 1    Segment information

1.1Changes in segment information

In February 2021, Orange announced the creation of Totem, a European TowerCo that operates a tower portfolio consisting of approximately 27,000 sites in France and Spain at December 31, 2022. The TowerCo’s entry into the operational phase resulted in a change in internal reporting by management, and the segment information now presented reflects the Group’s decision to present Totem as a separate segment. This change has also modified the composition of the France and Spain cash-generating units (CGUs). The goodwill initially assigned to the France and Spain CGUs was thus partially reassigned to the Totem CGU, i.e. 1,624 million euros, based on the expected future cash flows of the transferred activity.

1.2    Segment revenue

(in millions of euros)	France(1)		Europe
			Spain(1)	Other	Eliminations
				European	Europe
				countries(3)
December 31, 2022
Revenue(4)	17,983		4,647	6,329	(14)
Convergence services	4,857		1,870	959	—
Mobile-only services	2,332		790	2,079	—
Fixed-only services	3,787	(7)	436	783	—
IT & integration services	—		41	430	—
Wholesale	4,938		878	964	(14)
Equipment sales	1,323		632	927	—
Other revenue	746		1	185	—
External	17,238		4,586	6,219	—
Inter-operating segments	745		61	109	(14)

December 31, 2021
Revenue(4)	18,092		4,720	5,870	(11)
Convergence services	4,697		1,870	850	—
Mobile-only services	2,276		880	2,007	—
Fixed-only services	3,872	(7)	435	652	—
IT & integration services	—		14	338	—
Wholesale	5,313		900	998	(11)
Equipment sales	1,226		621	869	—
Other revenue	708		1	155	—
External	17,489		4,672	5,776	—
Inter-operating segments	603		48	94	(11)

December 31, 2020
Revenue(4)	18,461		4,951	5,638	(9)
Convergence services	4,559		1,984	733	—
Mobile services only	2,245		1,012	2,026	—
Fixed services only	3,959	(7)	471	611	—
IT & integration services	—		8	301	—
Wholesale	5,866		916	1,017	(9)
Equipment sales	1,187		547	828	—
Other revenue	644		12	122	—
External	17,794		4,908	5,559	—
Inter-operating segments	667		43	79	(9)

(1)	Since January 1, 2022, Totem's figures are presented in a distinct operating segment. In 2021 and 2020, Totem's figures are included in France, Spain and International Carriers & Shared Services segments (see Note 1.1).
(2)	Including in 2022, revenue of 473 million euros in France and 212 million euros in Spain.
(3)	In 2021, the segment includes the contribution of Telekom Romania Communications since September 30, 2021.
(4)	The description of different sources of revenue is presented in Note 4.1.
(5)	Including, in 2022, revenue of 5,126 million euros in France, 19 million euros in Spain, 1,413 million euros in other European countries and 1,023 million euros in other countries.

Including, in 2021, revenue of 5,118 million euros in France, 13 million euros in Spain, 1,294 million euros in other European countries and 1,331 million euros in other countries.

Including, in 2020, revenue of 5,071 million euros in France, 13 million euros in Spain, 1,287 million euros in other European countries and 1,436 million euros in other countries.

(6)	Including revenue of 1,361 million euros in France, 1,353 million euros in 2021 and 1,305 million euros in 2020.
(7)	Including, in 2022, fixed only broadband revenue of 2,955 million euros and fixed only narrowband revenue of 831 million euros.

Including, in 2021, fixed only broadband revenue of 2,862 million euros and fixed only narrowband revenue of 1,010 million euros.

Including, in 2020, fixed only broadband revenue of 2,748 million euros and fixed only narrowband revenue of 1,212 million euros.

(8)	Including, in 2022, revenue of 1,018 million euros from voice services and revenue of 2,448 million euros from data services.

Including, in 2021, revenue of 1,106 million euros from voice services and revenue of 2,527 million euros from data services.

Including, in 2020, revenue of 1,237 million euros from voice services and revenue of 2,614 million euros from data services.

(in millions of euros)	Europe	Africa &	Enterpri-se(5)		Totem(1)(2)	International	Eliminations	Total	Mobile	Eliminations	Orange
	Total	Middle- East				Carriers &		telecom	Financial	telecom	consolidated
						Shared		activities	Services	activities /	financial
						Services (1)(6)				mobile	statements
										financial services
December 31, 2022
Revenue(4)	10,962	6,918	7,930		685	1,540	(2,538)	43,480	—	(9)	43,471
Convergence services	2,830	—	—		—	—	—	7,687	—	—	7,687
Mobile-only services	2,869	5,272	659		—	—	(38)	11,093	—	—	11,093
Fixed-only services	1,219	800	3,466	(8)	—	—	(150)	9,121	—	(1)	9,120
IT & integration services	471	40	3,489		—	—	(184)	3,817	—	(6)	3,811
Wholesale	1,828	663	41		685	1,060	(1,859)	7,356	—	—	7,356
Equipment sales	1,559	104	275		—	—	(7)	3,255	—	—	3,254
Other revenue	187	39	—		—	480	(299)	1,152	—	(2)	1,150
External	10,805	6,750	7,548		113	1,017	—	43,471	—	—	43,471
Inter-operating segments	157	168	383		572	523	(2,538)	9	—	(9)	—

December 31, 2021
Revenue(4)	10,579	6,381	7,757		n/a	1,515	(1,795)	42,530	—	(7)	42,522
Convergence services	2,720	—	—		n/a	—	—	7,417	—	—	7,417
Mobile-only services	2,887	4,884	636		n/a	—	(31)	10,652	—	—	10,652
Fixed-only services	1,087	664	3,633	(8)	n/a	—	(168)	9,089	—	(1)	9,088
IT & integration services	352	31	3,195		n/a	—	(167)	3,411	—	(4)	3,407
Wholesale	1,886	654	42		n/a	1,056	(1,249)	7,702	—	—	7,702
Equipment sales	1,490	112	250		n/a	—	(8)	3,070	—	—	3,070
Other revenue	157	36	—		n/a	460	(172)	1,188	—	(2)	1,186
External	10,449	6,216	7,371		n/a	998	—	42,522	—	—	42,522
Inter-operating segments	131	165	386		n/a	517	(1,795)	7	—	(7)	—

December 31, 2020
Revenue(4)	10,580	5,834	7,807		n/a	1,450	(1,855)	42,277	—	(7)	42,270
Convergence services	2,717	—	—		n/a	—	—	7,276	—	—	7,276
Mobile services only	3,038	4,420	649		n/a	—	(35)	10,317	—	—	10,317
Fixed services only	1,083	562	3,851	(8)	n/a	—	(177)	9,278	—	—	9,277
IT & integration services	310	25	3,086		n/a	—	(164)	3,256	—	(4)	3,252
Wholesale	1,924	695	45		n/a	1,038	(1,313)	8,255	—	—	8,255
Equipment sales	1,375	89	175		n/a	—	(5)	2,821	—	—	2,821
Other revenue	134	43	—		n/a	412	(160)	1,073	—	(2)	1,072
External	10,467	5,660	7,405		n/a	944	—	42,270	—	—	42,270
Inter-operating segments	113	175	402		n/a	506	(1,855)	7	—	(7)	—

1.3    Segment revenue to consolidated net income in 2022

(in millions of euros)	France	Europe
			Other	Elimina-
		Spain	European	tions	Total
			countries(2)	Europe

Revenue	17,983	4,647	6,329	(14)	10,962
External purchases	(7,429)	(2,879)	(3,684)	14	(6,550)
Other operating income	1,229	97	270	—	367
Other operating expenses	(486)	(162)	(187)	—	(350)
Labor expenses	(3,435)	(266)	(736)	—	(1,002)
Operating taxes and levies	(834)	(140)	(101)	—	(241)
Gains (losses) on disposal of fixed assets, investments and activities	—	—	—	—	—
Restructuring costs	—	—	—	—	—
Depreciation and amortization of financed assets	(107)	—	—	—	—
Depreciation and amortization of right-of-use assets	(254)	(169)	(201)	—	(371)
Impairment of right-of-use assets	—	—	—	—	—
Interests on debts related to financed assets(5)	(3)	—	—	—	—
Interests on lease liabilities(5)	(18)	(17)	(27)	—	(44)
EBITDAaL(3)	6,645	1,111	1,662	—	2,772
Significant litigations(3)	(3)	—	—	—	—
Specific labour expenses(3)	(330)	—	—	—	—
Fixed assets, investments and businesses portfolio review(3)	—	—	29	—	29
Restructuring programs costs(3)	(18)	(8)	(14)	—	(22)
Acquisition and integration costs(3)	—	—	(41)	—	(41)
Depreciation and amortization of fixed assets	(2,922)	(1,107)	(1,057)	—	(2,164)
Impairment of goodwill	—	—	(789)	—	(789)
Impairment of fixed assets	(15)	—	(3)	—	(3)
Share of profits (losses) of associates and joint ventures	(18)	—	(3)	—	(3)
Elimination of interests on debts related to financed assets(5)	3	—	—	—	—
Elimination of interests on lease liabilities(5)	18	17	27	—	44
Operating Income	3,361	12	(190)	—	(177)
Cost of gross financial debt except financed assets
Interests on debts related to financed assets(5)
Gains (losses) on assets contributing to net financial debt
Foreign exchange gain (loss)
Interests on lease liabilities(5)
Other net financial expenses
Finance costs, net
Income Tax
Consolidated net income

(1)	Since January 1, 2022, Totem's figures are presented in a distinct operating segment (see Note 1.1).
(2)	In 2021, the segment includes the contribution of Telekom Romania Communications since September 30, 2021.
(3)	See Note 1.10. for EBITDAaL adjustments.
(4)	Mobile Financial Services' net banking income is recognized in other operating income and amounts to 116 million euros in 2022. The cost of risk is included in other operating expenses and amounts to (45) million euros in 2022.
(5)	Presentation adjustments allow the reallocation of the lines of specific items identified in the segment information to the operating revenue and expense lines presented in the consolidated income statement. Interests on debts related to financed assets and interests on lease liabilities are included in segment EBITDAaL. They are excluded from segment operating income and included in net finance costs presented in the consolidated income statement.

(in millions of euros)	Africa &	Enterprise	Totem(1)	Interna-	Elimination	Total	Mobile	Elimina-	Total	Presenta-	Orange
	Middle-			tional	telecom	telecom	Financial	tions		tion adjust-	consoli-
	East			Carriers &	activities	activities	Services(4)	telecom		ments(5)	dated
				Shared				activites /			financial
				Services				mobile			statements
								financial
								services

Revenue	6,918	7,930	685	1,540	(2,538)	43,480	—	(9)	43,471	—	43,471
External purchases	(2,740)	(4,240)	(131)	(1,997)	4,491	(18,594)	(129)	15	(18,707)	(24)	(18,732)
Other operating income	69	191	—	2,101	(3,331)	627	128	(10)	745	2	747
Other operating expenses	(171)	(657)	—	(49)	1,377	(335)	(36)	4	(367)	(47)	(413)
Labor expenses	(575)	(2,179)	(14)	(1,255)	—	(8,461)	(76)	—	(8,537)	(383)	(8,920)
Operating taxes and levies	(660)	(82)	(5)	(55)	—	(1,877)	(2)	—	(1,879)	(3)	(1,882)
Gains (losses) on disposal of fixed assets, investments and activities	—	—	—	—	—	—	—	—	—	233	233
Restructuring costs	—	—	—	—	—	—	—	—	—	(125)	(125)
Depreciation and amortization of financed assets	—	—	—	—	—	(107)	—	—	(107)	—	(107)
Depreciation and amortization of right-of-use assets	(194)	(154)	(159)	(372)	—	(1,504)	(3)	—	(1,507)	—	(1,507)
Impairment of right-of-use assets	—	(1)	—	—	—	(1)	—	—	(1)	(52)	(54)
Interests on debts related to financed assets(5)	—	—	—	—	—	(3)	—	—	(3)	3	n/a
Interests on lease liabilities(5)	(64)	(6)	(4)	(10)	—	(144)	—	—	(145)	145	n/a
EBITDAaL(3)	2,584	804	371	(96)	—	13,080	(118)	1	12,963	(251)	n/a
Significant litigations(3)	—	—	—	(6)	—	(9)	—	—	(9)	9	n/a
Specific labour expenses(3)	—	(35)	—	(9)	—	(373)	1	—	(372)	372	n/a
Fixed assets, investments and businesses portfolio review(3)	76	8	—	120	—	233	—	—	233	(233)	n/a
Restructuring programs costs(3)	(8)	(47)	—	(89)	—	(184)	7	—	(177)	177	n/a
Acquisition and integration costs(3)	—	(1)	(1)	(33)	—	(76)	2	—	(74)	74	n/a
Depreciation and amortization of fixed assets	(1,075)	(398)	(122)	(311)	—	(6,992)	(44)	—	(7,035)	—	(7,035)
Impairment of goodwill	—	—	—	—	—	(789)	(28)	—	(817)	—	(817)
Impairment of fixed assets	2	(20)	—	—	—	(36)	(21)	—	(56)	—	(56)
Share of profits (losses) of associates and joint ventures	22	1	—	(3)	—	(2)	—	—	(2)	—	(2)
Elimination of interests on debts related to financed assets(5)	—	—	—	—	—	3	—	—	3	(3)	n/a
Elimination of interests on lease liabilities(5)	64	6	4	10	—	144	—	—	145	(145)	n/a
Operating Income	1,665	317	252	(417)	—	5,000	(200)	1	4,801	—	4,801
Cost of gross financial debt except financed assets											(775)
Interests on debts related to financed assets(5)											(3)
Gains (losses) on assets contributing to net financial debt											48
Foreign exchange gain (loss)											(97)
Interests on lease liabilities(5)											(145)
Other net financial expenses											52
Finance costs, net											(920)
Income Tax											(1,265)
Consolidated net income											2,617

1.4    Segment revenue to consolidated net income in 2021

(in millions of euros)	France	Europe
		Spain	Other	Elimina-	Total
			European	tions
			countries	Europe
Revenue	18,092	4,720	5,870	(11)	10,579
External purchases	(7,081)	(2,768)	(3,330)	11	(6,087)
Other operating income	1,274	161	192	—	353
Other operating expenses	(526)	(171)	(179)	—	(350)
Labor expenses	(3,657)	(268)	(665)	—	(932)
Operating taxes and levies	(838)	(163)	(96)	—	(259)
Gains (losses) on disposal of fixed assets, investments and activities	—	—	—	—	—
Restructuring costs	—	—	—	—	—
Depreciation and amortization of financed assets	(84)	—	—	—	—
Depreciation and amortization of right-of-use assets	(304)	(248)	(198)	—	(446)
Impairment of right-of-use assets	—	—	—	—	—
Interests on debts related to financed assets(3)	(1)	—	—	—	—
Interests on lease liabilities(3)	(8)	(14)	(15)	—	(29)
EBITDAaL (1)	6,867	1,251	1,579	—	2,830
Significant litigations(1)	(128)	—	—	—	—
Specific labour expenses(1)	(959)	—	(2)	—	(2)
Fixed assets, investments and businesses portfolio review(1)	(2)	—	359	—	359
Restructuring programs costs(1)	(10)	(180)	(31)	—	(211)
Acquisition and integration costs(1)	(7)	—	(25)	—	(25)
Depreciation and amortization of fixed assets	(3,108)	(1,107)	(1,097)	—	(2,204)
Impairment of goodwill	—	(3,702)	—	—	(3,702)
Impairment of fixed assets	(1)	—	(13)	—	(13)
Share of profits (losses) of associates and joint ventures	(8)	—	5	—	5
Elimination of interests on debts related to financed assets(3)	1	—	—	—	—
Elimination of interests on lease liabilities(3)	8	14	15	—	29
Operating Income	2,653	(3,724)	791	—	(2,933)
Cost of gross financial debt except financed assets	—	—	—	—	—
Interests on debts related to financed assets(3)	—	—	—	—	—
Gains (losses) on assets contributing to net financial debt	—	—	—	—	—
Foreign exchange gain (loss)	—	—	—	—	—
Interests on lease liabilities(3)	—	—	—	—	—
Other net financial expenses	—	—	—	—	—
Finance costs, net	—	—	—	—	—
Income Taxes	—	—	—	—	—
Consolidated net income	—	—	—	—	—

(1)	See Note 1.10. for EBITDAaL adjustments.
(2)	Mobile Financial Services's net banking income is recognized in other operating income and amounts to 109 million euros in 2021. The cost of risk is included in other operating expenses and amounts to (46) million euros in 2021.
(3)	Presentation adjustments allow the reallocation of the lines of specific items identified in the segment information to the operating revenue and expense lines presented in the consolidated income statement. Interests on debts related to financed assets and interests on lease liabilities are included in segment EBITDAaL. They are excluded from segment operating income and included in net finance costs presented in the consolidated income statement.

(in millions of euros)	Africa &	Entreprise	Interna-tional	Elimina-tion	Total	Mobile	Elimina-tions	Total	Presenta-	Orange
	Middle-East		Carriers &	telecom	telecom	Financial	telecom		tion	consoli-
			Shared	activities	activities	Services(2)	activities/mobile		adjust-	dated financial
			Services				financial services		ments(3)	statements
Revenue	6,381	7,757	1,515	(1,795)	42,530	—	(7)	42,522	—	42,522
External purchases	(2,502)	(3,967)	(2,000)	3,786	(17,849)	(112)	10	(17,950)	(23)	(17,973)
Other operating income	52	173	2,096	(3,328)	620	114	(4)	730	53	783
Other operating expenses	(243)	(640)	(71)	1,336	(493)	(44)	2	(535)	(165)	(700)
Labor expenses	(535)	(2,119)	(1,298)	—	(8,542)	(84)	—	(8,626)	(1,291)	(9,917)
Operating taxes and levies	(644)	(80)	(66)	—	(1,887)	(3)	—	(1,890)	(36)	(1,926)
Gains (losses) on disposal of fixed assets, investments and activities	—	—	—	—	—	—	—	—	2,507	2,507
Restructuring costs	—	—	—	—	—	—	—	—	(331)	(331)
Depreciation and amortization of financed assets	—	—	—	—	(84)	—	—	(84)	—	(84)
Depreciation and amortization of right-of-use assets	(176)	(147)	(407)	—	(1,478)	(3)	—	(1,481)	—	(1,481)
Impairment of right-of-use assets	—	—	—	—	—	—	—	—	(91)	(91)
Interests on debts related to financed assets(3)	—	—	—	—	(1)	—	—	(1)	1	n/a
Interests on lease liabilities(3)	(67)	(7)	(8)	—	(119)	—	—	(120)	120	n/a
EBITDAaL (1)	2,265	970	(237)	—	12,696	(131)	1	12,566	744	n/a
Significant litigations(1)	—	—	(6)	—	(134)	—	—	(134)	134	n/a
Specific labour expenses(1)	—	(123)	(190)	—	(1,274)	(3)	—	(1,276)	1,276	n/a
Fixed assets, investments and businesses portfolio review(1)	2	3	2,146	—	2,507	—	—	2,507	(2,507)	n/a
Restructuring programs costs(1)	(41)	(5)	(145)	—	(412)	(11)	—	(422)	422	n/a
Acquisition and integration costs(1)	—	(1)	(16)	—	(49)	(2)	—	(51)	51	n/a
Depreciation and amortization of fixed assets	(1,012)	(378)	(335)	—	(7,038)	(36)	—	(7,074)	—	(7,074)
Impairment of goodwill	—	—	—	—	(3,702)	—	—	(3,702)	—	(3,702)
Impairment of fixed assets	(1)	—	(2)	—	(17)	—	—	(17)	—	(17)
Share of profits (losses) of associates and joint ventures	10	1	(5)	—	3	—	—	3	—	3
Elimination of interests on debts related to financed assets(3)	—	—	—	—	1	—	—	1	(1)	n/a
Elimination of interests on lease liabilities(3)	67	7	8	—	119	—	—	120	(120)	n/a
Operating Income	1,291	474	1,217	—	2,702	(182)	1	2,521	—	2,521
Cost of gross financial debt except financed assets	—	—	—	—	—	—	—	—	—	(829)
Interests on debts related to financed assets(3)	—	—	—	—	—	—	—	—	—	(1)
Gains (losses) on assets contributing to net financial debt	—	—	—	—	—	—	—	—	—	(3)
Foreign exchange gain (loss)	—	—	—	—	—	—	—	—	—	65
Interests on lease liabilities(3)	—	—	—	—	—	—	—	—	—	(120)
Other net financial expenses	—	—	—	—	—	—	—	—	—	106
Finance costs, net	—	—	—	—	—	—	—	—	—	(782)
Income Taxes	—	—	—	—	—	—	—	—	—	(962)
Consolidated net income	—	—	—	—	—	—	—	—	—	778

1.5    Segment revenue to consolidated net income in 2020

(in millions of euros)	France	Europe
		Spain	Other	Elimina-	Total
			European	tions
			countries	Europe
Revenue	18,461	4,951	5,638	(9)	10,580
External purchases	(7,101)	(2,774)	(3,194)	9	(5,959)
Other operating income	1,303	141	153	—	293
Other operating expenses	(592)	(185)	(173)	—	(358)
Labor expenses	(3,663)	(280)	(632)	—	(912)
Operating taxes and levies	(955)	(148)	(90)	—	(238)
Gains (losses) on disposal of fixed assets, investments and activities	—	—	—	—	—
Restructuring costs	—	—	—	—	—
Depreciation and amortization of financed assets	(55)	—	—	—	—
Depreciation and amortization of right-of-use assets	(225)	(260)	(183)	—	(443)
Impairment of right-of-use assets	—	—	—	—	—
Interests on debts related to financed assets(3)	(1)	—	—	—	—
Interests on lease liabilities(3)	(8)	(12)	(19)	—	(30)
EBITDAaL(1)	7,163	1,433	1,499	—	2,932
Significant litigations(1)	(199)	—	—	—	—
Specific labour expenses(1)	(7)	—	2	—	2
Fixed assets, investments and businesses portfolio review(1)	21	22	14	—	36
Restructuring programs costs(1)	(5)	—	(2)	—	(2)
Acquisition and integration costs(1)	(1)	—	(7)	—	(7)
Depreciation and amortization of fixed assets	(3,157)	(1,059)	(1,129)	—	(2,187)
Impairment of goodwill	—	—	—	—	—
Impairment of fixed assets	(15)	—	(8)	—	(8)
Share of profits (losses) of associates and joint ventures	(1)	—	—	—	—
Elimination of interests on debts related to financed assets(3)	1	—	—	—	—
Elimination of interests on lease liabilities(3)	8	12	19	—	30
Operating Income	3,809	407	389	—	796
Cost of gross financial debt except financed assets	—	—	—	—	—
Interests on debts related to financed assets(3)	—	—	—	—	—
Gains (losses) on assets contributing to net financial debt	—	—	—	—	—
Foreign exchange gain (loss)	—	—	—	—	—
Interests on lease liabilities(3)	—	—	—	—	—
Other net financial expenses	—	—	—	—	—
Finance costs, net	—	—	—	—	—
Income Taxes	—	—	—	—	—
Consolidated net income	—	—	—	—	—

(1)	See Note 1.10. for EBITDAaL adjustments.
(2)	Mobile Financial Services's net banking income is recognized in other operating income and amounts to 69 million euros in 2020. The cost of risk is included in other operating expenses and amounts to (31) million euros in 2020.
(3)	Presentation adjustments allow the reallocation of the lines of specific items identified in the segment information to the operating revenue and expense lines presented in the consolidated income statement. Interests on debts related to financed assets and interests on lease liabilities are included in segment EBITDAaL. They are excluded from segment operating income and included in net finance costs presented in the consolidated income statement.

(in millions of euros)	Africa &	Enterprise	Interna-	Elimina-	Total	Mobile	Elimina-tions	Total	Presenta-tion	Orange
	Middle-East		tional	tion telecom	telecom	Financial	telecom		adjust-	consoli-dated
			Carriers &	activities	activities	Services(2)	activities/		ments(3)	financial
			Shared				mobile			statements
			Services				financial
							services
Revenue	5,834	7,807	1,450	(1,855)	42,277	—	(7)	42,270	—	42,270
External purchases	(2,443)	(4,019)	(1,951)	3,891	(17,582)	(108)	6	(17,684)	(6)	(17,691)
Other operating income	76	161	2,076	(3,371)	539	75	(9)	604	—	604
Other operating expenses	(212)	(646)	(51)	1,335	(524)	(47)	11	(560)	(229)	(789)
Labor expenses	(514)	(2,027)	(1,274)	—	(8,390)	(75)	—	(8,465)	(25)	(8,490)
Operating taxes and levies	(552)	(102)	(75)	—	(1,923)	(1)	—	(1,924)	—	(1,924)
Gains (losses) on disposal of fixed assets, investments and activities	—	—	—	—	—	—	—	—	228	228
Restructuring costs	—	—	—	—	—	—	—	—	(25)	(25)
Depreciation and amortization of financed assets	—	—	—	—	(55)	—	—	(55)	—	(55)
Depreciation and amortization of right-of-use assets	(158)	(145)	(410)	—	(1,380)	(3)	—	(1,384)	—	(1,384)
Impairment of right-of-use assets	—	—	—	—	—	—	—	—	(57)	(57)
Interests on debts related to financed assets(3)	—	—	—	—	(1)	—	—	(1)	1	n/a
Interests on lease liabilities(3)	(67)	(5)	(9)	—	(120)	—	—	(120)	120	n/a
EBITDAaL(1)	1,964	1,023	(244)	—	12,839	(160)	1	12,680	6	n/a
Significant litigations(1)	—	—	(13)	—	(211)	—	—	(211)	211	n/a
Specific labour expenses(1)	—	2	(9)	—	(12)	—	—	(12)	12	n/a
Fixed assets, investments and businesses portfolio review(1)	6	14	151	—	228	—	—	228	(228)	n/a
Restructuring programs costs(1)	(5)	(9)	(59)	—	(80)	(3)	—	(83)	83	n/a
Acquisition and integration costs(1)	(2)	(6)	(15)	—	(32)	(5)	—	(37)	37	n/a
Depreciation and amortization of fixed assets	(1,011)	(410)	(342)	—	(7,106)	(28)	—	(7,134)	—	(7,134)
Impairment of goodwill	—	—	—	—	—	—	—	—	—	—
Impairment of fixed assets	—	—	(7)	—	(30)	—	—	(30)	—	(30)
Share of profits (losses) of associates and joint ventures	8	1	(9)	—	(2)	—	—	(2)	—	(2)
Elimination of interests on debts related to financed assets(3)	—	—	—	—	1	—	—	1	(1)	n/a
Elimination of interests on lease liabilities(3)	67	5	9	—	120	—	—	120	(120)	n/a
Operating Income	1,027	621	(538)	—	5,715	(195)	1	5,521	—	5,521
Cost of gross financial debt except financed assets	—	—	—	—	—	—	—	—	—	(1,099)
Interests on debts related to financed assets(3)	—	—	—	—	—	—	—	—	—	(1)
Gains (losses) on assets contributing to net financial debt	—	—	—	—	—	—	—	—	—	(1)
Foreign exchange gain (loss)	—	—	—	—	—	—	—	—	—	(103)
Interests on lease liabilities(3)	—	—	—	—	—	—	—	—	—	(120)
Other net financial expenses	—	—	—	—	—	—	—	—	—	11
Finance costs, net	—	—	—	—	—	—	—	—	—	(1,314)
Income Taxes	—	—	—	—	—	—	—	—	—	848
Consolidated net income	—	—	—	—	—	—	—	—	—	5,055

1.6    Segment investments

(in millions of euros)	France(1)	Europe
		Spain(1)	Other	Elimina-
			European	tions
			countries(3)	Europe
December 31, 2022
eCAPEX(4)	3,429	863	1,020	—
Elimination of proceeds from sales of property, plant and equipment and intangible assets	126	—	56	—
Telecommunications licenses	9	10	664	—
Financed assets	229	—	—	—
Total investments(7)	3,793	873	1,739	—

December 31, 2021
eCAPEX(4)	4,117	980	913	—
Elimination of proceeds from sales of property, plant and equipment and intangible assets	49	1	65	—
Telecommunications licenses	264	618	32	—
Financed assets	40	—	—	—
Total investments (7)	4,471	1,598	1,010	—

December 31, 2020
eCAPEX(4)	3,748	969	878	—
Elimination of proceeds from sales of property, plant and equipment and intangible assets	136	75	22	—
Telecommunications licenses	876	6	67	—
Financed assets	241	—	—	—
Total investments (7)	5,001	1,050	967	—

(1)	In 2021 and 2020, Totem's figures are included in France, Spain and International Carriers & Shared Services segments (see Note 1.1).
(2)	Including investments in intangible assets and property, plant and equipment in France for 110 million euros in 2022.
(3)	Other European countries segment includes the contribution of Telekom Romania Communications acquired on September 30, 2021.
(4)	See Note 1.10 for eCAPEX definition.
(5)	Including investments in intangible assets and property, plant and equipment in France for 209 million euros in 2022, 206 million euros in 2021 and 218 million euros in 2020.
(6)	Including investments in intangible assets and property, plant and equipment in France for 325 million euros in 2022, 271 million euros in 2021 and 303 million euros in 2020.
(7)	Including 2,678 million euros for other intangible assets and 6,329 million euros for tangible assets in 2022.

Including 2,842 million euros for other intangible assets and 5,947 million euros for tangible assets in 2021.

Including 2,940 million euros for other intangible assets and 5,848 million euros for tangible assets in 2020.

(in millions of euros)	Europe	Africa &	Enterprise(5)	Totem(1)(2)	International	Eliminations	Total	Mobile	Eliminations	Orange
	Total	Middle-East			Carriers	telecom	telecom	Financial	telecom	consolidated
					& Shared	activities	activities	Services	activities/	financial
					Services(1)(6)	and			mobile	statements
						unallocated			financial
						items			services

December 31, 2022
eCAPEX(4)	1,883	1,271	332	142	278	—	7,335	35	—	7,371
Elimination of proceeds from sales of property, plant and equipment and intangible assets	56	99	11	—	55	—	347	—	—	347
Telecommunications licenses	674	377	—	—	—	—	1,060	—	—	1,060
Financed assets	—	—	—	—	—	—	229	—	—	229
Total investments (7)	2,612	1,747	344	142	333	—	8,971	35	—	9,007

December 31, 2021
eCAPEX(4)	1,893	1,064	318	n/a	243	—	7,636	24	—	7,660
Elimination of proceeds from sales of property, plant and equipment and intangible assets	66	5	7	n/a	36	—	163	—	—	163
Telecommunications licenses	650	12	—	n/a	—	—	926	—	—	926
Financed assets	—	—	—	n/a	—	—	40	—	—	40
Total investments (7)	2,609	1,082	325	n/a	279	—	8,766	24	—	8,789

December 31, 2020
eCAPEX(4)	1,847	1,036	339	n/a	133	—	7,102	30	—	7,132
Elimination of proceeds from sales of property, plant and equipment and intangible assets	97	9	23	n/a	180	—	444	—	—	444
Telecommunications licenses	73	20	—	n/a	—	—	969	—	—	969
Financed assets	—	—	—	n/a	—	—	241	—	—	241
Total investments (7)	2,017	1,065	362	n/a	313	—	8,757	30	—	8,787

1.7    Segment assets

(in millions of euros)	France(1)	Europe
		Spain(1)	Other	Elimina-
			European	tions
			countries	Europe
December 31, 2022
Goodwill	13,176	2,734	1,852	—
Other intangible assets	4,331	1,994	2,287	—
Property, plant and equipment	16,906	3,640	4,239	—
Right-of-use assets	1,946	1,035	1,023	—
Interests in associates and joint ventures	1,070	—	313	—
Non-current assets included in the calculation of net financial debt	—	—	—	—
Other	9	12	43	—
Total non-current assets	37,438	9,415	9,755	—
Inventories	429	73	187	—
Trade receivables	2,055	601	1,176	(1)
Other customer contract assets	371	174	425	—
Prepaid expenses	41	373	61	—
Current assets included in the calculation of net financial debt	—	—	—	—
Other	789	77	215	—
Total current assets	3,685	1,298	2,064	(1)
Total assets	41,123	10,714	11,819	(1)

December 31, 2021
Goodwill	14,364	3,170	2,910	—
Other intangible assets	4,543	2,259	1,727	—
Property, plant and equipment	16,975	3,834	3,967	—
Right-of-use assets	2,014	1,093	1,104	—
Interests in associates and joint ventures	1,061	—	303	—
Non-current assets included in the calculation of net financial debt	—	—	—	—
Other	9	16	15	—
Total non-current assets	38,966	10,372	10,025	—
Inventories	438	61	176	—
Trade receivables	2,125	643	1,147	1
Other customer contract assets	379	176	407	—
Prepaid expenses	35	417	69	—
Current assets included in the calculation of net financial debt	—	—	—	—
Other	737	72	183	—
Total current assets	3,713	1,368	1,982	1
Total assets	42,679	11,740	12,007	1

December 31, 2020
Goodwill	14,364	6,872	2,640	—
Other intangible assets	4,957	1,852	1,795	—
Property, plant and equipment	16,038	3,750	3,903	—
Right-of-use assets	1,523	1,129	1,052	—
Interests in associates and joint ventures	9	—	5	—
Non-current assets included in the calculation of net financial debt	—	—	—	—
Other	9	17	25	—
Total non-current assets	36,900	13,619	9,421	—
Inventories	361	57	162	—
Trade receivables	1,975	645	1,046	—
Other customer contract assets	386	154	367	—
Prepaid expenses	53	492	51	—
Current assets included in the calculation of net financial debt	—	—	—	—
Other	803	117	79	—
Total current assets	3,578	1,465	1,705	—
Total assets	40,477	15,085	11,126	—

(1)	In 2021 and 2020, Totem's figures are included in France, Spain and International Carriers & Shared Services segments (see Note 1.1).
(2)	Including intangible and tangible assets for 748 million euros in France in 2022.
(3)	Including intangible and tangible assets in France for 526 million euros in 2022, 564 million euros in 2021 and 573 million euros in 2020.

(in millions of euros)	Europe	Africa &	Enterprise		Totem(1)(2)	International		Eliminations	Total	Mobile		Eliminations	Orange
	Total	Middle East				Carriers		telecom	telecom	Financial		telecom	consolidated
						& Shared		activities	activities	Services		activities /	financial
						Services(1)		and				mobile	statements
								unallocated				financial
								items				services

December 31, 2022
Goodwill	4,586	1,420	2,289		1,624	18		—	23,113	—		—	23,113
Other intangible assets	4,280	1,956	577	(3)	6	3,741	(4)	—	14,892	54		—	14,946
Property, plant and equipment	7,879	4,315	417	(3)	943	1,169	(4)	—	31,630	10		—	31,640
Right-of-use assets	2,058	819	438		649	2,002		—	7,912	23		—	7,936
Interests in associates and joint ventures	313	89	3		—	12		—	1,486	—		—	1,486
Non-current assets included in the calculation of net financial debt	—	—	—		—	—		1,390	1,390	—		—	1,390
Other	55	27	36		4	21		1,430	1,583	781	(5)	(27)	2,337
Total non-current assets	19,171	8,626	3,761		3,226	6,964		2,820	82,005	869		(27)	82,847
Inventories	260	127	91		—	141		—	1,048	—		—	1,048
Trade receivables	1,776	954	1,339		272	1,042		(1,200)	6,237	130		(62)	6,305
Other customer contract assets	600	11	588		—	—		—	1,570	—		—	1,570
Prepaid expenses	434	178	125		19	61		(28)	830	22		—	851
Current assets included in the calculation of net financial debt	—	—	—		—	—		10,451	10,451	—		—	10,451
Other	292	1,720	278		13	424		150	3,666	2,931	(6)	(18)	6,579
Total current assets	3,361	2,991	2,421		304	1,668		9,373	23,801	3,083		(81)	26,803
Total assets	22,532	11,616	6,182		3,530	8,631		12,192	105,807	3,951		(108)	109,650

December 31, 2021
Goodwill	6,079	1,465	2,237		n/a	18		—	24,163	28		—	24,192
Other intangible assets	3,985	1,974	622	(3)	n/a	3,728	(4)	—	14,852	88		—	14,940
Property, plant and equipment	7,801	4,113	466	(3)	n/a	1,125	(4)	—	30,479	5		—	30,484
Right-of-use assets	2,197	918	478		n/a	2,074		—	7,681	21		—	7,702
Interests in associates and joint ventures	303	67	2		n/a	6		—	1,440	—		—	1,440
Non-current assets included in the calculation of net financial debt	—	—	—		n/a	—		709	709	—		—	709
Other	31	32	43		n/a	39		1,725	1,878	919	(5)	(27)	2,769
Total non-current assets	20,396	8,569	3,848		n/a	6,990		2,433	81,202	1,062		(27)	82,236
Inventories	237	93	70		n/a	114		—	951	—		—	952
Trade receivables	1,791	833	1,162		n/a	904		(774)	6,040	91		(103)	6,029
Other customer contract assets	583	13	485		n/a	—		—	1,460	—		—	1,460
Prepaid expenses	486	200	95		n/a	53		(30)	839	14		(1)	851
Current assets included in the calculation of net financial debt	—	—	—		n/a	—		10,462	10,462	—		—	10,462
Other	255	1,484	214		n/a	389		163	3,241	2,848	(6)	(9)	6,080
Total current assets	3,351	2,623	2,026		n/a	1,460		9,821	22,994	2,953		(113)	25,834
Total assets	23,747	11,192	5,873		n/a	8,450		12,255	104,196	4,015		(140)	108,071

December 31, 2020
Goodwill	9,512	1,443	2,225		n/a	18		—	27,561	35		—	27,596
Other intangible assets	3,647	2,046	640	(3)	n/a	3,753	(4)	—	15,042	93		—	15,135
Property, plant and equipment	7,653	3,751	488	(3)	n/a	1,139	(4)	—	29,069	6		—	29,075
Right-of-use assets	2,181	921	456		n/a	1,898		—	6,979	30		—	7,009
Interests in associates and joint ventures	5	70	2		n/a	12		—	98	—		—	98
Non-current assets included in the calculation of net financial debt	—	—	—		n/a	—		774	774	—		—	774
Other	42	26	31		n/a	20		1,576	1,704	1,219	(5)	(27)	2,896
Total non-current assets	23,040	8,257	3,840		n/a	6,840		2,350	81,226	1,383		(27)	82,582
Inventories	219	77	57		n/a	100		—	814	—		—	814
Trade receivables	1,691	769	1,081		n/a	890		(761)	5,645	30		(55)	5,620
Other customer contract assets	521	13	317		n/a	—		—	1,236	—		—	1,236
Prepaid expenses	542	131	77		n/a	66		(28)	841	9		(1)	850
Current assets included in the calculation of net financial debt	—	—	—		n/a	—		11,260	11,260	—		—	11,260
Other	197	1,196	200		n/a	386		155	2,937	2,381	(6)	(4)	5,313
Total current assets	3,170	2,185	1,733		n/a	1,442		10,627	22,734	2,421		(61)	25,094
Total assets	26,210	10,442	5,573		n/a	8,282		12,977	103,961	3,804		(88)	107,676

(4)	Including intangible and tangible assets in France for 1,746 million euros in 2022, 1,687 million euros in 2021 and 1,731 million euros in 2020. Intangible assets also include the Orange brand for 3,133 million euros.
(5)	Including 772 million euros of non-current financial assets related to Mobile Financial Services in 2022, 900 million euros in 2021 and 1,210 million euros in 2020 (see Note 17.1.1).
(6)	Including 2,747 million euros of current financial assets related to Mobile Financial Services in 2022 (of which 519 million euros related to trade receivables sold by Orange Spain), 2,385 million euros in 2021 and 2,077 million euros in 2020.

1.8    Segment equity and liabilities

(in millions of euros)	France(1)	Europe
		Spain(1)	Other	Elimina-
			European	tions
			countries	Europe
December 31, 2022
Equity	—	—	—	—
Non-current lease liabilities	1,740	961	870	—
Non-current fixed assets payables	468	429	396	—
Non-current employee benefits	1,522	5	18	—
Non-current liabilities included in the calculation of net financial debt	—	—	—	—
Other	347	13	247	—
Total non-current liabilities	4,076	1,408	1,531	—
Current lease liabilities	214	178	194	—
Current fixed assets payables	1,383	451	460	—
Trade payables	2,924	868	971	(1)
Customer contracts liabilities	830	228	513	—
Current employee benefits	1,243	56	125	—
Deferred income	—	67	20	—
Current liabilities included in the calculation of net financial debt	—	—	—	—
Other	763	143	269	—
Total current liabilities	7,357	1,992	2,552	(1)
Total equity and liabilities	11,433	3,399	4,083	(1)

December 31, 2021
Equity	—	—	—	—
Non-current lease liabilities	1,668	1,015	941	—
Non-current fixed assets payables	639	462	165	—
Non-current employee benefits	1,643	5	21	—
Non-current liabilities included in the calculation of net financial debt	—	—	—	—
Other	578	57	327	—
Total non-current liabilities	4,528	1,539	1,454	—
Current lease liabilities	312	193	198	—
Current fixed assets payables	1,402	551	450	—
Trade payables	2,804	782	992	1
Customer contracts liabilities	942	182	518	—
Current employee benefits	1,210	43	111	—
Deferred income	—	84	20	—
Current liabilities included in the calculation of net financial debt	—	—	—	—
Other	795	218	266	—
Total current liabilities	7,465	2,053	2,555	1
Total equity and liabilities	11,993	3,592	4,009	1

December 31, 2020
Equity	—	—	—	—
Non-current lease liabilities	1,238	977	904	—
Non-current fixed assets payables	613	339	186	—
Non-current employee benefits	1,007	9	15	—
Non-current liabilities included in the calculation of net financial debt	—	—	—	—
Other	583	65	302	—
Total non-current liabilities	3,442	1,389	1,407	—
Current lease liabilities	240	277	186	—
Current fixed assets payables	1,564	655	413	—
Trade payables	2,646	987	880	—
Customer contracts liabilities	940	103	303	—
Current employee benefits	1,166	38	101	—
Deferred income	2	114	5	—
Current liabilities included in the calculation of net financial debt	—	—	—	—
Other	670	131	242	—
Total current liabilities	7,229	2,304	2,129	—
Total equity and liabilities	10,670	3,692	3,536	—

(1)	In 2021 and 2020, Totem's figures are included in France, Spain and International Carriers & Shared Services segments (see Note 1.1).
(2)	Including in 2022, 171 million of euros of non-current financial liabilities, 86 million euros in 2021 and 102 million euros in 2020.
(3)	Including in 2022, 3,034 million euros of current financial liabilities related to Mobile Financial Services activities, 3,161 million euros in 2021 and 3,128 million euros in 2020 (see Note 17.1.2).

(in millions of euros)	Europe	Africa &	Enterprise	Totem(1)	International	Eliminations	Total	Mobile		Eliminations	Orange
	Total	Middle-East			Carriers	telecom	telecom	Financial		telecom	consolidated
					& Shared	activities	activities	Services		activities /	financial
					Services(1)	and				mobile	statements
						unallocated				financial
						items				services

December 31, 2022
Equity	—	—	—	—	—	35,589	35,589	(633)		—	34,956
Non-current lease liabilities	1,831	691	320	476	1,820	—	6,879	23		—	6,901
Non-current fixed assets payables	825	188	—	—	—	—	1,480	—		—	1,480
Non-current employee benefits	23	89	242	2	682	—	2,560	7		—	2,567
Non-current liabilities included in the calculation of net financial debt	—	—	—	—	—	32,265	32,265	—		—	32,265
Other	259	96	16	115	43	1,235	2,112	172	(2)	(27)	2,257
Total non-current liabilities	2,939	1,064	579	593	2,545	33,500	45,296	202		(27)	45,471
Current lease liabilities	373	209	134	142	433	—	1,504	4		—	1,509
Current fixed assets payables	911	589	68	9	134	—	3,094	6		—	3,101
Trade payables	1,839	1,307	909	256	942	(1,200)	6,976	153		(62)	7,067
Customer contracts liabilities	740	93	750	9	184	(27)	2,580	—		—	2,579
Current employee benefits	181	88	455	6	421	—	2,394	24		—	2,418
Deferred income	86	40	8	—	10	—	145	5		—	149
Current liabilities included in the calculation of net financial debt	—	—	—	—	—	4,759	4,759	—		(6)	4,753
Other	412	2,031	311	11	572	(630)	3,470	4,190	(3)	(12)	7,647
Total current liabilities	4,542	4,358	2,636	432	2,696	2,901	24,922	4,382		(81)	29,223
Total equity and liabilities	7,481	5,422	3,215	1,026	5,240	71,989	105,807	3,951		(108)	109,650

December 31, 2021
Equity	—	—	—	n/a	—	35,806	35,806	(445)		—	35,361
Non-current lease liabilities	1,956	805	378	n/a	1,863	—	6,669	27		—	6,696
Non-current fixed assets payables	627	104	—	n/a	—	—	1,370	—		—	1,370
Non-current employee benefits	26	80	277	n/a	760	—	2,787	11		—	2,798
Non-current liabilities included in the calculation of net financial debt	—	—	—	n/a	—	32,083	32,083	—		—	32,083
Other	385	74	20	n/a	52	1,312	2,421	93	(2)	(27)	2,487
Total non-current liabilities	2,993	1,063	676	n/a	2,675	33,395	45,330	131		(27)	45,434
Current lease liabilities	391	181	106	n/a	375	—	1,364	4		—	1,369
Current fixed assets payables	1,001	543	58	n/a	107	—	3,110	1		—	3,111
Trade payables	1,774	1,139	771	n/a	969	(774)	6,684	157		(103)	6,738
Customer contracts liabilities	700	130	599	n/a	170	(28)	2,513	—		(1)	2,512
Current employee benefits	154	82	446	n/a	395	—	2,289	27		—	2,316
Deferred income	104	31	35	n/a	9	(2)	176	3		—	180
Current liabilities included in the calculation of net financial debt	—	—	—	n/a	—	3,549	3,549	—		(4)	3,545
Other	485	1,833	278	n/a	570	(587)	3,374	4,136	(3)	(5)	7,505
Total current liabilities	4,609	3,939	2,294	n/a	2,595	2,158	23,060	4,329		(113)	27,276
Total equity and liabilities	7,602	5,002	2,970	n/a	5,270	71,360	104,196	4,015		(140)	108,071

December 31, 2020
Equity	—	—	—	n/a	—	37,413	37,413	(213)		—	37,200
Non-current lease liabilities	1,881	825	346	n/a	1,553	—	5,843	31		—	5,875
Non-current fixed assets payables	525	153	—	n/a	—	—	1,291	—		—	1,291
Non-current employee benefits	23	72	216	n/a	656	—	1,975	8		—	1,984
Non-current liabilities included in the calculation of net financial debt	—	—	—	n/a	—	30,858	30,858	—		—	30,858
Other	367	69	39	n/a	44	990	2,092	110	(2)	(27)	2,175
Total non-current liabilities	2,796	1,119	602	n/a	2,253	31,847	42,059	150		(27)	42,182
Current lease liabilities	463	141	118	n/a	529	—	1,491	5		—	1,496
Current fixed assets payables	1,068	523	60	n/a	135	(1)	3,349	—		—	3,349
Trade payables	1,867	1,066	745	n/a	848	(761)	6,411	120		(55)	6,475
Customer contracts liabilities	405	126	422	n/a	119	(27)	1,985	—		(1)	1,984
Current employee benefits	138	72	415	n/a	374	—	2,166	27		—	2,192
Deferred income	119	36	1	n/a	6	—	165	—		—	165
Current liabilities included in the calculation of net financial debt	—	—	—	n/a	—	5,207	5,207	—		(2)	5,205
Other	373	1,435	257	n/a	900	80	3,714	3,715	(3)	(2)	7,427
Total current liabilities	4,432	3,398	2,019	n/a	2,911	4,498	24,488	3,867		(61)	28,294
Total equity and liabilities	7,229	4,517	2,622	n/a	5,165	73,757	103,960	3,804		(88)	107,676

1.9    Simplified statement of cash flows on telecommunication and Mobile Financial Services activities

	2022
	Telecom		Mobile	Eliminations	Orange
	activities		Financial	telecom	consoli-
			Services	activities /	dated financial
				mobile financial	statement
(in millions of euros)				services
Operating activities
Consolidated net income	2,810		(194)	—	2,617
Non-monetary items and reclassified items for presentation	13,283		14	1	13,298
Changes in working capital and operating banking activities
Decrease (increase) in inventories, gross	(108)		(0)	—	(108)
Decrease (increase) in trade receivables, gross	(209)		(39)	(41)	(289)
Increase (decrease) in trade payables	260		(4)	41	297
Changes in other customer contract assets and liabilities	(26)		-	1	(26)
Changes in other assets and liabilities	(201)		(465)	—	(666)
Other net cash out
Operating taxes and levies paid	(1,907)		1	—	(1,906)
Dividends received	13		—	—	13
Interest paid and interest rates effects on derivatives, net	(962)	(1)	—	(1)	(963)
Income tax paid	(1,033)		—	—	(1,033)
Net cash provided by operating activities (a)	11,921	(2)	(686)	—	11,235
Investing activities
Purchases (sales) of property, plant and equipment and intangible assets (3)	(8,251)		(31)	—	(8,282)
Purchases of property, plant and equipment and intangible assets	(8,742)		(35)	—	(8,777)
Increase (decrease) in fixed assets payables	165		5	—	170
Investing donations received in advance	1		—	—	1
Sales of property, plant and equipment and intangible assets	324		—	—	324
Cash paid for investment securities, net of cash acquired	(57)		—	—	(58)
Investments in associates and joint ventures	(10)		—	—	(10)
Purchases of equity securities measured at fair value	(34)		—	—	(34)
Proceeds from sales of investment securities, net of cash transferred	12		—	—	12
Other proceeds from sales of investment securities at fair value	5		—	—	5
Other decrease (increase) in securities and other financial assets	(2,289)		206	2	(2,081)
Net cash used in investing activities (b)	(10,625)		175	2	(10,448)
Financing activities
Cash flows from financing activities
Medium and long-term debt issuances	1,809		—	—	1,809
Medium and long-term debt redemptions and repayments	(1,088)	(4)	—	—	(1,088)
Increase (decrease) of bank overdrafts and short-term borrowings	(367)		(32)	(2)	(400)
Decrease (increase) of cash collateral deposits	673		99	—	771
Exchange rates effects on derivatives, net	(91)		—	—	(91)
Other cash flows
Repayments of lease liabilities	(1,514)		(4)	—	(1,519)
Subordinated notes issuances (purchases) and other related fees	(451)		—	—	(451)
Coupon on subordinated notes	(213)		—	—	(213)
Proceeds (purchases) from treasury shares	14		—	—	14
Capital increase (decrease) - non-controlling interests	—		—	—	—
Capital increase (decrease) - telecom activities / mobile financial services (6)	(173)		173	—	—
Changes in ownership interests with no gain / loss of control	(11)		—	—	(11)
Dividends paid to owners of the parent company	(1,861)		—	—	(1,861)
Dividends paid to non-controlling interests	(304)		—	—	(304)
Net cash used in financing activities (c)	(3,577)		236	(2)	(3,343)
Cash and cash equivalents in the opening balance	8,188		433	—	8,621
Cash change in cash and cash equivalents (a) + (b) + (c)	(2,281)		(275)	—	(2,556)
Effect of exchange rates changes on cash and cash equivalents and other non-monetary effects	(61)		—	—	(61)
Cash and cash equivalents in the closing balance	5,846		158	—	6,004

	2021
	Telecom		Mobile	Eliminations	Orange
	activities		Financial	telecom	consoli-
			Services	activities /	dated financial
				mobile financial	statement
(in millions of euros)				services
Operating activities
Consolidated net income	958		(181)	—	778
Non-monetary items and reclassified items for presentation	14,504		86	1	14,592
Changes in working capital and operating banking activities
Decrease (increase) in inventories, gross	(126)		—	—	(126)
Decrease (increase) in trade receivables, gross	37		(21)	47	64
Increase (decrease) in trade payables	47		37	(47)	36
Changes in other customer contract assets and liabilities	140		—	—	140
Changes in other assets and liabilities	21		(313)	—	(292)
Other net cash out
Operating taxes and levies paid	(1,874)		(6)	—	(1,880)
Dividends received	12		-	—	12
Interest paid and interest rates effects on derivatives, net	(1,130)	(1)	(3)	(1)	(1,134)
Income tax paid	(955)		1	—	(954)
Net cash provided by operating activities (a)	11,636	(2)	(399)	—	11,236
Investing activities
Purchases (sales) of property, plant and equipment and intangible assets(3)	(8,557)		(23)	—	(8,580)
Purchases of property, plant and equipment and intangible assets	(8,725)		(24)	—	(8,749)
Increase (decrease) in fixed assets payables	(73)		1	—	(72)
Investing donations received in advance	24		—	—	24
Sales of property, plant and equipment and intangible assets	217		—	—	217
Cash paid for investment securities, net of cash acquired	(210)		(1)	—	(211)
Investments in associates and joint ventures	(3)		—	—	(3)
Purchases of equity securities measured at fair value	(75)		—	—	(76)
Proceeds from sales of investment securities, net of cash transferred	891		—	—	891
Other proceeds from sales of investment securities at fair value	95		—	—	95
Other decrease (increase) in securities and other financial assets	1,632		274	2	1,908
Net cash used in investing activities (b)	(6,227)		249	2	(5,976)
Financing activities
Cash flows from financing activities
Medium and long-term debt issuances	2,523		27	(27)	2,523
Medium and long-term debt redemptions and repayments	(4,572)	(4)	(27)	27	(4,572)
Increase (decrease) of bank overdrafts and short-term borrowings	1,148		(3)	(2)	1,143
Decrease (increase) of cash collateral deposits	973		15	—	988
Exchange rates effects on derivatives, net	201		—	—	201
Other cash flows
Repayments of lease liabilities	(1,621)		(4)	—	(1,625)
Subordinated notes issuances (purchases) and other related fees	(311)		—	—	(311)
Coupon on subordinated notes	(238)		—	—	(238)
Proceeds (purchases) from treasury shares	(199)		—	—	(199)
Capital increase (decrease) – non-controlling interests	1		4	—	5
Capital increase (decrease) - telecom activities / mobile financial services (6)	(317)		317	—	—
Changes in ownership interests with no gain / loss of control	(403)		—	—	(403)
Dividends paid to owners of the parent company	(2,127)		—	—	(2,127)
Dividends paid to non-controlling interests	(218)		—	—	(218)
Net cash used in financing activities (c)	(5,160)		328	(2)	(4,834)
Cash and cash equivalents in the opening balance	7,891		254	—	8,145
Cash change in cash and cash equivalents (a) + (b) + (c)	249		177	—	427
Effect of exchange rates changes on cash and cash equivalents and other non-monetary effects	48		2	—	50
Cash and cash equivalents in the closing balance	8,188		433	—	8,621

	2020
	Telecom		Mobile	Eliminations	Orange
	activities		Financial	telecom	consoli-
			Services	activities /	dated
				mobile financial	financial
(in millions of euros)				services	statement
Operating activities
Consolidated net income	5,252		(196)	—	5,055
Non-monetary items and reclassified items for presentation	10,238		70	1	10,309
Changes in working capital and operating banking activities
Decrease (increase) in inventories, gross	72		—	—	72
Decrease (increase) in trade receivables, gross	(483)		(28)	23	(488)
Increase (decrease) in trade payables	(85)		(14)	(22)	(122)
Changes in other customer contract assets and liabilities	(40)		—	(1)	(41)
Changes in other assets and liabilities	36		(98)	—	(62)
Other net cash out
Operating taxes and levies paid	(1,931)		2	—	(1,929)
Dividends received	6		—	—	6
Interest paid and interest rates effects on derivatives, net	(1,265)	(1)	2	(1)	(1,264)
Tax dispute for fiscal years 2005-2006	2,246		—	—	2,246
Income tax paid excluding the effect of the fiscal litigation for years 2005-2006	(1,085)		(1)	—	(1,086)
Net cash provided by operating activities (a)	12,961	(2)	(263)	(1)	12,697
Investing activities
Purchases (sales) of property, plant and equipment and intangible assets(3)	(7,146)		(30)	—	(7,176)
Purchases of property, plant and equipment and intangible assets	(8,516)		(30)	—	(8,546)
Increase (decrease) in fixed assets payables	958		—	—	958
Investing donations received in advance	39		—	—	39
Sales of property, plant and equipment and intangible assets	374		—	—	374
Cash paid for investment securities, net of cash acquired	(16)		(32)	—	(49)
Investments in associates and joint ventures	(7)		—	—	(7)
Purchases of equity securities measured at fair value	(65)		(1)	—	(67)
Sales of investment securities, net of cash transferred	5		14	—	19
Decrease (increase) in securities and other financial assets	1,596		121	(2)	1,716
Net cash used in investing activities (b)	(5,634)		72	(2)	(5,564)
Financing activities
Cash flows from financing activities
Medium and long-term debt issuances	2,694		—	—	2,694
Medium and long-term debt redemptions and repayments	(3,476)	(4)	—	—	(3,476)
Increase (decrease) of bank overdrafts and short-term borrowings	(299)	(5)	(116)	2	(413)
Decrease (increase) of cash collateral deposits	(749)		1	—	(747)
Exchange rates effects on derivatives, net	37		—	—	37
Other cash flows
Repayments of lease liabilities	(1,394)		(4)	—	(1,398)
Subordinated notes issuances (purchases) and other related fees	(12)		—	—	(12)
Coupon on subordinated notes	(280)		—	—	(280)
Proceeds (purchases) from treasury shares	7		—	—	7
Capital increase (decrease) - non-controlling interests	2		—	—	2
Capital increase (decrease) - telecom activities / mobile financial services (6)	(197)		197	—	—
Changes in ownership interests with no gain / loss of control	(3)		—	—	(3)
Dividends paid to owners of the parent company	(1,595)		—	—	(1,595)
Dividends paid to non-controlling interests	(225)		(1)	—	(226)
Net cash used in financing activities (c)	(5,490)		78	2	(5,410)
Cash and cash equivalents in the opening balance	6,112		369	—	6,481
Cash change in cash and cash equivalents (a) + (b) + (c)	1,839		(115)	—	1,724
Effect of exchange rates changes on cash and cash equivalents and other non-monetary effects	(59)		—	—	(59)
Cash and cash equivalents in the closing balance	7,891		254	—	8,145

(1)	Including interests paid on lease liabilities for (141) million euros in 2022, (119) million euros in 2021 and (131) million euros in 2020 and interests paid on financed asset liabilities for (3) million euros in 2022 and (1) million euros in 2021 and 2020.
(2)	Including significant litigations paid and received for (20) million euros in 2022, (306) million euros in 2021 and 2,217 million euros in 2020.
(3)	Including telecommunication licenses paid for (981) million euros in 2022, (717) million euros in 2021 and (351) million euros in 2020.
(4)	Including repayments of debts relating to financed assets for (97) million euros in 2022, (80) million euros in 2021 and (60) million euros in 2020.
(5)	Including redemption of subordinated notes reclassified in 2019 as short-term borrowings of (500) million euros in 2020.
(6)	Including Orange Bank's share capital invested by Orange group for 150 million euros in 2022, 300 million euros in 2021 and 197 million euros in 2020.

The table below shows the reconciliation between net cash provided by operating activities (telecom activities), as shown in the simplified statement of cash flows, and organic cash flow from telecom activities.

(in millions of euros)	2022	2021	2020
Net cash provided by operating activities (telecom activities)	11,921	11,636	12,961
Purchases (sales) of property, plant and equipment and intangible assets	(8,251)	(8,557)	(7,146)
Repayments of lease liabilities	(1,514)	(1,621)	(1,394)
Repayments of debts relating to financed assets	(97)	(80)	(60)
Elimination of telecommunication licenses paid	981	717	351
Elimination of significant litigation paid (and received) (1)	20	306	(2,217)
Organic cash flow from telecom activities	3,058	2,401	2,494

(1)	In 2020, including the tax proceeds of 2,246 million euros relating to the tax dispute for fiscal years 2005-2006.

1.10    Definition of operating segments and performance indicators

Accounting policies

Segment information

Decisions regarding the allocation of resources and the assessment of the performance of Orange (hereinafter referred to as “the Group”) are made by the Chief Executive Officer (main operational decision-maker) at business segment level, mainly consisting of the geographical establishments.

The business segments are:

–   France (excluding Enterprise);

–   Spain and each of the Other European countries (including the Poland, Belgium and Luxembourg business segments and each of the Central European countries). The Europe aggregate thus includes all the business segments in this region;

–   the Sonatel sub-group (grouping together Sonatel in Senegal, Orange Mali, Orange Bissau, Orange in Guinea and Orange in Sierra Leone), the Côte d’Ivoire sub-group (including the Orange Côte d’Ivoire entities, Orange in Burkina Faso and Orange in Liberia) and each of the other countries in Africa & Middle-East. The Africa & Middle-East aggregate thus presents all the business segments in this region;

–   Enterprise, which combines communication solutions and services as well as integration and information technology services for businesses in France and around the world (including the cybersecurity activity);

–   Totem, which combines the activities of the European TowerCo and operates a portfolio of some 27,000 tower sites in France and Spain;

–   International Carriers & Shared Services (IC&SS) activities, which includes certain resources, mainly in the areas of networks, information systems, Research and Development and other shared Group activities, as well as the Orange brand;

–   Mobile Financial Services, which includes Orange Bank.

The use of shared resources, mainly provided by International Carriers & Shared Services, is taken into account in segment results based either on the terms of contractual agreements between legal entities, external benchmarks or by reallocating costs among the segments. The supply of shared resources is included in the other income of the service provider, and the use of these resources is included in the expenses of the service user. The cost of shared resources may be affected by changes in contractual relationships or organization and may therefore impact the segment results presented from one fiscal year to another.

Operating performance indicators

EBITDAaL and eCAPEX are the key operating performance indicators used by the Group to:

◾	manage and assess its operating and segment results; and
◾	implement its investment and resource allocation strategy.

The Group’s management believes that the presentation of these indicators is relevant as it provides readers with the same management indicators as those used internally.

EBITDAaL relates to operating income before depreciation and amortization of fixed assets, effects resulting from takeovers, impairment of goodwill and fixed assets, share of profits (losses) of associates and joint ventures, and after interest on lease liabilities and on debt relating to financed assets, adjusted for:

–   significant litigation effects;

–   specific labor expenses;

–   review of fixed assets, investments and business portfolio;

–   restructuring program costs;

–   acquisition and integration costs;

–   where appropriate, other specific items.

This measurement indicator allows for the effects of certain specific factors to be isolated, irrespective of their recurrence and the type of income and expense, when they are linked to:

–   significant litigation: significant litigation expenses relate to risk reassessments regarding various disputes. The associated procedures are based on third-party decisions (regulatory authority, court, etc.) and occur over a different period from the activities at the source of the litigation. Costs are by nature difficult to predict in terms of their source, amount and period;

–   specific labor expenses: irrespective of any departure plans included in restructuring program costs, certain employee working time adjustment programs have a negative impact on the period in which they are signed and implemented. Specific labor expenses also relate to changes in assumptions and experience effects for the various part-time for seniors plans in France;

–   review of fixed assets, investments and business portfolio: the Group conducts an ongoing review of its fixed assets, investments and business portfolio. In this context, exit or disposal decisions are implemented and, by their nature, have an impact on the period in which they take place;

–   restructuring program costs: the adaptation of the Group’s activities to changes in the environment may generate costs related to the shutdown or major transformation of an activity. These costs, linked to the cessation or major transformation of an activity, mainly consist of employee departure plans, contract terminations and costs in respect of contracts that have become onerous;

–   acquisition and integration costs: the Group incurs costs directly related to the acquisition of entities and their integration in the months following their acquisition. These are primarily fees, registration costs and earn-outs;

–   where appropriate, other specific items that are systematically specified in relation to income and/or expenses.

EBITDAaL is a financial indicator not defined by IFRS and may not be comparable to similarly titled indicators used by other groups. It is provided as additional information only and should not be considered a substitute for operating income or cash flows provided by operating activities.

eCAPEX relates to acquisitions of property, plant and equipment and intangible assets excluding telecommunication licenses and financed assets, minus the price of disposal of fixed assets. It is used internally as an indicator to allocate resources. eCAPEX is not a financial indicator defined by IFRS and may not be comparable to similarly titled indicators used by other companies.

The Group uses organic cash flow from telecom activities as an operating performance measure for telecom activities as a whole. Organic cash flow from telecom activities relates to net cash flows provided by telecom activities minus (i) repayment of lease liabilities and debt related to financed assets, (ii) purchases and sales of property, plant and equipment and intangible assets, net of the change in fixed asset payables, (iii) excluding the effect of telecommunication licenses paid and significant litigation paid (and received). Organic cash flow is a financial indicator not defined by IFRS and may not be comparable to similarly titled indicators used by other groups.

Assets and liabilities

Inter-segment assets and liabilities are reported in each business segment.

Non-allocated assets and liabilities of telecom activities mainly include external financial debt, external cash and cash equivalents, current and deferred tax assets and liabilities and equity. Financial debt and investments between these segments are presented as unallocated items.

For Mobile Financial Services, the line “Other” includes the assets and liabilities listed above as well as loans and receivables and payables related to Mobile Financial Services transactions.

The other accounting policies are presented within each note to which they refer.